Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$805	$838,263
4.88%, 05/01/25 (Call 04/01/25)	5,557	6,271,408
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	1,221	1,344,406
3.50%, 05/15/25 (Call 03/15/25)	1,737	1,933,107
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	427	478,018
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)	1,332	1,486,432
Lockheed Martin Corp., 2.90%, 03/01/25 (Call 12/01/24)(a)	2,452	2,659,905
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	3,686	3,983,313
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	3,571	4,064,834
		23,059,686
Agriculture — 1.1%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	1,667	1,760,119
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)	827	894,458
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)	433	443,929
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)	1,175	1,212,506
3.38%, 08/11/25 (Call 05/11/25)	1,641	1,817,096
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)(a)	4,283	4,846,471
		10,974,579
Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	2,040	2,342,451
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	604	626,153
		2,968,604
Apparel — 0.6%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)(a)	2,346	2,511,440
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	816	917,005
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	926	1,034,981
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	1,048	1,131,452
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	753	801,177
		6,396,055
Auto Manufacturers — 2.4%
American Honda Finance Corp.
1.00%, 09/10/25	1,216	1,223,527
1.20%, 07/08/25(a)	568	578,116
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	357	358,307
General Motors Co.
4.00%, 04/01/25	785	872,111
6.13%, 10/01/25 (Call 09/01/25)	2,962	3,568,084
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	1,828	1,942,780
2.90%, 02/26/25 (Call 01/26/25)(a)	1,036	1,103,516
4.00%, 01/15/25 (Call 10/15/24)	2,130	2,342,574
4.30%, 07/13/25 (Call 04/13/25)	1,913	2,140,800
4.35%, 04/09/25 (Call 02/09/25)	2,758	3,087,360
PACCAR Financial Corp., 1.80%, 02/06/25	128	133,571
Toyota Motor Credit Corp.
0.80%, 10/16/25	1,872	1,880,574
1.80%, 02/13/25	1,627	1,697,238
3.00%, 04/01/25	1,110	1,212,209
3.40%, 04/14/25(a)	1,600	1,775,728
		23,916,495

	Par
Security	(000)	Value

Auto Parts & Equipment — 0.2%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	$1,091	$1,200,373
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)(a)	1,007	1,149,017
		2,349,390
Banks — 19.6%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	1,737	1,986,086
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	1,040	1,044,930
Banco Santander SA
2.75%, 05/28/25	1,695	1,809,955
5.18%, 11/19/25	3,004	3,500,832
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(a)	1,562	1,614,374
Bank of America Corp.
3.88%, 08/01/25	3,341	3,785,253
4.00%, 01/22/25	4,465	4,978,520
Series L, 3.95%, 04/21/25	4,624	5,165,979
Bank of Montreal, 1.85%, 05/01/25(a)	2,052	2,141,365
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,643	1,708,539
3.95%, 11/18/25 (Call 10/18/25)(a)	466	533,481
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,511	1,646,250
Bank of Nova Scotia (The)
1.30%, 06/11/25	1,772	1,808,769
2.20%, 02/03/25	2,209	2,330,031
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	1,046	1,198,779
Barclays PLC, 3.65%, 03/16/25	4,082	4,472,443
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)(a)	1,232	1,381,097
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	399	402,439
2.25%, 01/28/25	1,445	1,528,420
Citigroup Inc.
3.30%, 04/27/25(a)	2,622	2,891,384
3.88%, 03/26/25	2,131	2,362,576
4.40%, 06/10/25	4,424	5,018,187
5.50%, 09/13/25	2,654	3,160,012
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	1,110	1,172,904
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	133	151,692
Cooperatieve Rabobank UA, 4.38%, 08/04/25	2,463	2,813,263
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	1,740	1,939,752
Credit Suisse AG/New York NY, 2.95%, 04/09/25	1,518	1,656,047
Credit Suisse Group AG, 3.75%, 03/26/25	4,618	5,112,265
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/29/24)	2,563	2,714,935
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)	900	1,025,145
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	160	179,234
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	5,046	5,526,026
3.50%, 04/01/25 (Call 03/01/25)	3,880	4,282,938
3.75%, 05/22/25 (Call 02/22/25)	4,323	4,807,868
4.25%, 10/21/25	4,219	4,800,589
HSBC Holdings PLC, 4.25%, 08/18/25(a)	3,097	3,493,416
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)(a)	1,416	1,599,953
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	4,980	5,415,053
3.90%, 07/15/25 (Call 04/15/25)	5,365	6,044,638
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	1,400	1,552,810
KeyCorp, 4.15%, 10/29/25	1,072	1,235,480
Lloyds Banking Group PLC
4.45%, 05/08/25	2,465	2,812,466

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.58%, 12/10/25(a)	$2,957	$3,372,015
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	1,700	1,843,361
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	2,756	2,809,549
2.19%, 02/25/25	4,422	4,649,158
3.78%, 03/02/25	1,417	1,579,700
Morgan Stanley
4.00%, 07/23/25	5,625	6,378,469
5.00%, 11/24/25	3,813	4,505,860
MUFG Americas Holdings Corp., 3.00%, 02/10/25
(Call 01/20/25)	413	448,828
Northern Trust Corp., 3.95%, 10/30/25	1,522	1,748,458
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/23/25)(a)	1,445	1,572,622
3.25%, 06/01/25 (Call 05/02/25)(a)	1,461	1,615,705
4.20%, 11/01/25 (Call 10/01/25)	720	829,051
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	1,703	1,793,991
Royal Bank of Canada, 1.15%, 06/10/25	1,473	1,497,378
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	1,427	1,552,947
4.50%, 07/17/25 (Call 04/17/25)	2,714	3,059,736
State Street Corp., 3.55%, 08/18/25	2,695	3,034,327
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	500	559,780
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	3,680	3,762,322
2.35%, 01/15/25	2,309	2,436,595
SVB Financial Group, 3.50%, 01/29/25	774	841,764
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	1,746	1,743,521
1.15%, 06/12/25(a)	1,052	1,069,084
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,226	1,263,638
3.63%, 09/16/25 (Call 08/16/25)	2,362	2,662,588
4.05%, 11/03/25 (Call 09/03/25)	980	1,124,354
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	250	255,377
3.70%, 06/05/25 (Call 05/05/25)	1,812	2,035,981
4.00%, 05/01/25 (Call 03/01/25)	2,343	2,648,808
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)	1,402	1,447,747
3.95%, 11/17/25 (Call 10/17/25)	2,338	2,682,855
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/21/24)	999	1,051,677
2.80%, 01/27/25 (Call 12/27/24)(a)	1,493	1,617,889
Wells Fargo & Co.
3.00%, 02/19/25	4,492	4,859,491
3.55%, 09/29/25	4,797	5,339,781
Westpac Banking Corp., 2.35%, 02/19/25	2,784	2,971,280
		197,471,862
Beverages — 2.4%
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	5,061	5,723,940
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	249	274,986
Coca-Cola Co. (The)
2.88%, 10/27/25	3,544	3,903,326
2.95%, 03/25/25	1,022	1,118,140
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	350	390,418

	Par
Security	(000)	Value

Beverages (continued)
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)	$945	$1,092,203
4.75%, 12/01/25	780	917,467
Diageo Capital PLC, 1.38%, 09/29/25 (Call 08/29/25)(a)	837	857,825
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)	928	1,033,402
4.42%, 05/25/25 (Call 03/25/25)	2,327	2,667,347
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	2,070	2,203,142
2.75%, 04/30/25 (Call 01/30/25)	2,461	2,663,589
3.50%, 07/17/25 (Call 04/17/25)	1,481	1,652,589
		24,498,374
Biotechnology — 1.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	1,132	1,184,423
3.13%, 05/01/25 (Call 02/01/25)(a)	2,145	2,344,528
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,845	2,077,488
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	3,218	3,670,226
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)	3,771	4,158,470
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)(b)	1,407	1,418,763
		14,853,898
Building Materials — 0.8%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	3,448	3,627,089
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	1,224	1,377,331
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)(a)	392	399,773
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	1,241	1,415,783
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	832	947,057
		7,767,033
Chemicals — 1.5%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	1,107	1,145,756
Dow Chemical Co. (The), 4.55%, 11/30/25 (Call 09/30/25)(a)	1,329	1,545,401
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/15/25)	3,545	4,116,206
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,274	1,410,496
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	1,248	1,293,527
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)(a)	633	679,614
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)(a)	586	591,145
2.88%, 05/01/25 (Call 04/01/25)	652	702,093
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	878	946,502
3.38%, 03/15/25 (Call 12/15/24)	1,185	1,295,928
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)	972	1,072,126
		14,798,794
Commercial Services — 1.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	2,625	2,942,861
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	920	1,048,625
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	733	787,117
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	1,879	2,003,766
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)(a)	519	580,595
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)	1,032	1,070,205
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,747	1,972,957
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	1,671	1,881,496

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	$10	$10,136
		12,297,758
Computers — 3.0%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	855	853,641
1.13%, 05/11/25 (Call 04/11/25)	1,559	1,594,951
2.50%, 02/09/25	3,021	3,247,333
2.75%, 01/13/25 (Call 11/13/24)	2,952	3,193,562
3.20%, 05/13/25	3,874	4,297,079
Dell International LLC/EMC Corp., 5.85%, 07/15/25 (Call 06/15/25)(b)	2,194	2,605,682
DXC Technology Co., 4.13%, 04/15/25 (Call 03/15/25)(a)	1,290	1,425,553
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	4,608	5,360,993
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)	2,797	2,943,591
International Business Machines Corp., 7.00%, 10/30/25	1,084	1,395,043
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(b)	798	887,687
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	2,098	2,182,256
		29,987,371
Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The), 0.55%, 10/29/25	323	323,452
Unilever Capital Corp.
3.10%, 07/30/25(a)	615	678,960
3.38%, 03/22/25 (Call 01/22/25)	858	948,656
		1,951,068
Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)(a)	314	328,450

Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	1,115	1,187,040
4.45%, 10/01/25 (Call 08/01/25)	1,148	1,262,685
6.50%, 07/15/25 (Call 06/15/25)(a)	2,768	3,274,184
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	665	737,412
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)	529	545,457
3.25%, 03/01/25 (Call 01/01/25)(a)	1,986	2,125,040
3.38%, 07/01/25 (Call 06/01/25)	1,352	1,453,116
Ally Financial Inc.
4.63%, 03/30/25(a)	1,334	1,516,104
5.80%, 05/01/25 (Call 04/01/25)	1,384	1,640,884
American Express Co., 4.20%, 11/06/25 (Call 10/06/25)	2,066	2,384,247
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	271	294,198
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)(a)	2,070	2,248,330
4.20%, 10/29/25 (Call 09/29/25)(a)	2,713	3,076,244
4.25%, 04/30/25 (Call 03/31/25)	1,604	1,817,637
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	847	921,400
3.85%, 05/21/25 (Call 03/21/25)	1,702	1,917,797
4.20%, 03/24/25 (Call 02/22/25)	497	565,437
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	2,416	2,637,765
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)(a)	1,239	1,361,079
Franklin Resources Inc., 2.85%, 03/30/25	1,011	1,098,229
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	2,317	2,544,228

	Par
Security	(000)	Value

Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	$3,461	$3,826,551
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	2,998	3,388,310
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	455	523,036
Lazard Group LLC, 3.75%, 02/13/25	899	993,790
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)(a)	1,666	1,757,263
Nomura Holdings Inc.
1.85%, 07/16/25	2,789	2,888,484
2.65%, 01/16/25	1,808	1,924,182
Synchrony Financial, 4.50%, 07/23/25 (Call 04/24/25)	2,171	2,440,703
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	7,294	8,119,681
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)(a)	1,607	1,722,431
		62,192,944
Electric — 4.5%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)(a)	266	291,262
American Electric Power Co. Inc., Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	285	286,693
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	444	486,531
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)	509	559,315
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	1,415	1,547,557
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)(a)	1,395	1,532,575
4.05%, 04/15/25 (Call 03/15/25)(b)	2,365	2,668,406
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)	109	109,289
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	2,274	2,567,960
Series A, 3.30%, 03/15/25 (Call 02/15/25)	169	185,336
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	530	582,518
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	2,181	2,195,373
Duke Energy Corp., 0.90%, 09/15/25 (Call 08/15/25)(a)	395	395,995
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)(a)	1,714	1,896,764
Edison International, 4.95%, 04/15/25 (Call 03/15/25)	749	851,935
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	1,112	1,109,998
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	596	668,056
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,051	1,140,661
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	222	221,341
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	2,586	2,913,853
Exelon Generation Co. LLC, 3.25%, 06/01/25 (Call 05/01/25)	667	724,869
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	2,214	2,405,533
3.13%, 12/01/25 (Call 06/01/25)	1,676	1,848,595
Iberdrola International BV, 5.81%, 03/15/25(a)	70	83,386
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	839	927,640
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	875	946,654
3.25%, 11/01/25 (Call 08/01/25)(a)	764	847,322
NextEra Energy Capital Holdings Inc., 2.75%, 05/01/25 (Call 04/01/25)	1,324	1,427,100
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(b)	897	891,941
2.95%, 04/01/25 (Call 01/01/25)(a)	542	591,392

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Pacific Gas & Electric Co.
3.45%, 07/01/25(a)	$2,013	$2,183,400
3.50%, 06/15/25 (Call 03/15/25)	325	350,844
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	80	88,562
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	925	940,929
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)	515	561,489
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)(a)	567	566,858
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	941	1,037,283
Sempra Energy, 3.75%, 11/15/25 (Call 08/15/25)	673	756,667
Southern California Edison Co., Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,605	1,784,953
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	1,178	1,348,103
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	489	531,934
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)(a)	980	1,088,643
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)(a)	1,580	1,729,847
		45,875,362
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(a)	184	202,910

Electronics — 0.5%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	430	450,932
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	459	501,724
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(a)	1,143	1,295,145
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)(a)	1,181	1,216,253
Legrand France SA, 8.50%, 02/15/25	91	118,051
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	941	947,163
3.85%, 12/15/25 (Call 09/15/25)	801	906,860
		5,436,128
Environmental Control — 0.4%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	692	692,208
3.20%, 03/15/25 (Call 12/15/24)	1,122	1,224,629
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	1,035	1,030,922
3.13%, 03/01/25 (Call 12/01/24)	1,246	1,360,096
		4,307,855
Food — 1.6%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	485	528,767
3.95%, 03/15/25 (Call 01/15/25)	1,844	2,071,328
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	2,320	2,699,320
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	2,221	2,500,158
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	140	141,640
3.20%, 08/21/25 (Call 05/21/25)	35	38,761
JM Smucker Co. (The), 3.50%, 03/15/25	2,272	2,520,511
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	1,203	1,242,759
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)(a)	1,281	1,413,865
3.75%, 10/01/25 (Call 07/01/25)	1,616	1,806,607
5.65%, 04/01/25 (Call 03/01/25)	713	845,561
		15,809,277

	Par
Security	(000)	Value

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	$40	$42,887

Gas — 0.4%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)(a)	870	985,579
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	2,696	2,700,260
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)	670	739,332
		4,425,171
Health Care - Products — 2.3%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,806	1,968,721
3.88%, 09/15/25 (Call 06/15/25)	1,286	1,463,764
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(a)	808	842,712
3.85%, 05/15/25	1,430	1,602,301
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	1,138	1,267,891
Medtronic Inc., 3.50%, 03/15/25	3,857	4,298,626
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)(a)	888	900,982
3.38%, 11/01/25 (Call 08/01/25)	2,106	2,343,367
Thermo Fisher Scientific Inc.
3.65%, 12/15/25 (Call 09/09/25)	808	910,640
4.13%, 03/25/25 (Call 02/25/25)	2,464	2,785,897
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	4,012	4,423,471
		22,808,372
Health Care - Services — 1.8%
Anthem Inc., 2.38%, 01/15/25 (Call 12/15/24)	3,060	3,245,773
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	5	5,118
HCA Inc., 5.25%, 04/15/25	2,669	3,111,440
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	844	967,241
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	2,439	2,685,119
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)(a)	74	75,590
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)(a)	1,022	1,127,910
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	35	35,600
UnitedHealth Group Inc.
3.70%, 12/15/25(a)	1,199	1,362,975
3.75%, 07/15/25	3,844	4,351,908
UPMC, Series D-1, 3.60%, 04/03/25	635	702,805
		17,671,479
Holding Companies - Diversified — 0.7%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	1,183	1,250,857
4.25%, 03/01/25 (Call 01/01/25)	1,470	1,593,113
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)	967	1,006,376
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	905	962,033
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	405	422,281
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	997	1,034,318
4.00%, 03/30/25 (Call 02/28/25)	783	821,539
		7,090,517
Home Builders — 0.2%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)(a)	470	503,713
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)(a)	1,331	1,517,340
		2,021,053

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	$240	$267,624
Whirlpool Corp., 3.70%, 05/01/25	597	663,106
		930,730
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25	395	436,854

Insurance — 2.0%
Aflac Inc., 3.25%, 03/17/25	1,090	1,199,054
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	448	487,997
Allstate Corp. (The), 0.75%, 12/15/25 (Call 11/15/25)(a)	424	424,695
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	1,672	1,782,068
3.75%, 07/10/25 (Call 04/10/25)	2,542	2,832,017
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	2,020	2,286,741
Chubb INA Holdings Inc., 3.15%, 03/15/25	946	1,037,194
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	590	686,725
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	754	834,851
Lincoln National Corp., 3.35%, 03/09/25	300	329,004
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)(a)	1,463	1,615,050
MetLife Inc.
3.00%, 03/01/25(a)	1,313	1,436,238
3.60%, 11/13/25 (Call 08/13/25)(a)	1,353	1,524,750
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	1,243	1,370,047
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	375	411,229
Unum Group, 4.50%, 03/15/25 (Call 02/15/25)	115	130,706
XLIT Ltd., 4.45%, 03/31/25	1,188	1,353,263
		19,741,629
Internet — 1.2%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)(a)	1,024	1,020,375
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	735	741,740
5.20%, 12/03/25 (Call 09/03/25)	2,065	2,486,425
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)	1,212	1,289,992
4.13%, 06/30/25(a)	1,045	1,162,124
Booking Holdings Inc.
3.65%, 03/15/25 (Call 12/15/24)(a)	1,247	1,378,958
4.10%, 04/13/25 (Call 03/13/25)	1,108	1,250,865
eBay Inc., 1.90%, 03/11/25 (Call 02/11/25)	1,179	1,229,485
TD Ameritrade Holding Corp., 3.63%, 04/01/25 (Call 01/01/25)(a)	1,010	1,121,423
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(a)	105	104,552
		11,785,939
Iron & Steel — 0.2%
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	874	917,857
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)(a)	499	505,851
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	521	553,860
		1,977,568
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	959	1,043,919

	Par
Security	(000)	Value

Lodging — 0.9%
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)	$583	$657,268
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)(a)	1,225	1,270,484
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	536	577,771
3.75%, 10/01/25 (Call 07/01/25)	839	903,913
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	2,625	3,045,945
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	2,781	3,112,245
		9,567,626
Machinery — 1.0%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	421	421,505
1.45%, 05/15/25(a)	654	673,973
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	1,445	1,566,712
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	619	680,665
John Deere Capital Corp.
2.05%, 01/09/25.	632	667,215
3.40%, 09/11/25(a)	1,081	1,208,731
3.45%, 03/13/25	1,581	1,759,447
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(a)	2,452	2,581,613
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	180	194,557
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	240	257,621
		10,012,039
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	1,838	1,939,255
2.65%, 04/15/25 (Call 03/15/25)	520	562,614
3.00%, 08/07/25(a)	1,360	1,499,808
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	389	428,188
		4,429,865
Media — 3.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)(a)	8,162	9,405,481
Comcast Corp.
3.10%, 04/01/25 (Call 03/01/25)	764	836,985
3.38%, 02/15/25 (Call 11/15/24)	2,090	2,297,537
3.38%, 08/15/25 (Call 05/15/25)	3,386	3,758,426
3.95%, 10/15/25 (Call 08/15/25)	5,291	6,030,629
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)(a)	788	861,292
3.95%, 06/15/25 (Call 05/15/25)	960	1,073,059
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)(a)	878	956,932
Grupo Televisa SAB, 6.63%, 03/18/25	935	1,132,995
TWDC Enterprises 18 Corp., 3.15%, 09/17/25(a)	1,846	2,036,083
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	1,385	1,512,988
4.75%, 05/15/25 (Call 04/15/25)(a)	1,971	2,273,056
Walt Disney Co. (The)
3.35%, 03/24/25	2,748	3,033,105
3.70%, 10/15/25 (Call 07/15/25)	1,478	1,662,986
		36,871,554
Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	2,384	2,627,311

Mining — 0.4%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	2,755	3,087,253

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mining (continued)
Southern Copper Corp., 3.88%, 04/23/25(a)	$879	$972,851
		4,060,104
Oil & Gas — 4.6%
BP Capital Markets America Inc.
3.19%, 04/06/25 (Call 03/06/25)	910	994,557
3.80%, 09/21/25 (Call 07/21/25)	2,333	2,625,558
BP Capital Markets PLC, 3.51%, 03/17/25(a)	1,805	1,999,940
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	520	539,531
3.90%, 02/01/25 (Call 11/01/24)	1,328	1,458,649
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)(a)	1,217	1,374,395
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,392	1,436,433
3.33%, 11/17/25 (Call 08/17/25)	1,872	2,081,720
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)	1,899	1,894,784
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	1,140	1,336,673
Diamondback Energy Inc.
4.75%, 05/31/25 (Call 04/30/25)(a)	827	935,560
5.38%, 05/31/25 (Call 05/31/21)	746	773,975
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	1,161	1,265,676
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	3,676	3,943,613
2.99%, 03/19/25 (Call 02/19/25)	3,248	3,530,121
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)(a)	372	414,806
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	1,765	1,905,847
Marathon Petroleum Corp., 4.70%, 05/01/25
(Call 04/01/25)	2,718	3,102,298
Phillips 66, 3.85%, 04/09/25 (Call 03/09/25)	1,004	1,120,916
Shell International Finance BV
2.38%, 04/06/25 (Call 03/06/25)	1,421	1,512,796
3.25%, 05/11/25	5,239	5,799,206
Suncor Energy Inc., 3.10%, 05/15/25 (Call 04/15/25)(a)	402	437,095
Total Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	2,345	2,492,946
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)(a)	1,533	1,627,678
3.65%, 03/15/25	1,366	1,492,396
		46,097,169
Oil & Gas Services — 0.3%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	1,901	2,132,295
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)(a)	703	717,172
		2,849,467
Packaging & Containers — 0.1%
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	1,291	1,433,359

Pharmaceuticals — 5.9%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	6,524	7,234,072
3.80%, 03/15/25 (Call 12/15/24)	4,586	5,095,367
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	1,595	1,743,925
AstraZeneca PLC, 3.38%, 11/16/25	3,813	4,246,233
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	849	850,859
3.88%, 08/15/25 (Call 05/15/25)(b)	—	—
3.88%, 08/15/25 (Call 05/15/25)(a)	4,246	4,809,232
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)(a)	1,148	1,287,712

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)(a)	$1,689	$1,845,418
4.13%, 11/15/25 (Call 09/15/25)	3,554	4,071,711
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)(a)	5,753	6,472,873
4.10%, 03/25/25 (Call 01/25/25)	1,922	2,168,189
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)(a)	1,626	1,765,397
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	2,566	2,877,641
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	581	580,465
2.63%, 01/15/25 (Call 11/15/24)	1,020	1,099,897
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)(a)	226	225,643
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	1,537	1,758,236
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	3,281	3,544,432
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	974	1,017,294
3.00%, 11/20/25 (Call 08/20/25)	3,441	3,792,945
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	764	770,257
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)(b)	860	885,594
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	1,300	1,509,950
		59,653,342
Pipelines — 3.8%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	3,053	3,538,152
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	1,812	2,078,799
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	1,030	1,243,725
Enbridge Inc., 2.50%, 01/15/25 (Call 12/15/24)	865	917,869
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	955	1,007,477
4.05%, 03/15/25 (Call 12/15/24)	2,364	2,578,793
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)(a)	2,414	2,684,513
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)	3,261	3,682,615
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	814	899,877
4.88%, 06/01/25 (Call 03/01/25)	2,661	3,056,425
ONEOK Inc., 2.20%, 09/15/25 (Call 08/15/25)	607	630,248
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,204	1,364,662
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)	857	929,040
Plains All American Pipeline LP/PAA Finance Corp., 4.65%,
10/15/25 (Call 07/15/25)	2,059	2,304,021
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	3,845	4,484,500
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	794	870,168
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	964	1,140,055
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	987	1,107,345
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	1,771	1,952,598
4.00%, 09/15/25 (Call 06/15/25)	1,553	1,741,363
		38,212,245
Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	875	972,825

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	$1,421	$1,568,912
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(a)	500	506,800
2.40%, 03/15/25 (Call 02/15/25)	965	1,020,005
2.95%, 01/15/25 (Call 12/15/24)(a)	1,866	2,011,119
4.00%, 06/01/25 (Call 03/01/25)	1,981	2,222,385
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)(a)	914	1,012,694
3.50%, 11/15/25 (Call 08/15/25)	686	767,730
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	1,871	2,032,767
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	625	683,719
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	687	728,776
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	565	646,179
Crown Castle International Corp., 1.35%, 07/15/25 (Call 06/15/25)	984	1,001,082
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)(a)	714	805,206
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	1,013	1,178,666
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,480	1,478,979
1.25%, 07/15/25 (Call 06/15/25)	957	967,757
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)(a)	626	688,650
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	975	1,074,109
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	1,651	1,875,553
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	773	846,791
4.00%, 06/01/25 (Call 03/01/25)(a)	1,321	1,490,999
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	1,042	1,123,620
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	385	430,341
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	737	806,094
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	688	779,091
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)	898	1,001,674
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	827	880,813
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	826	902,405
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	1,616	1,828,326
Realty Income Corp., 3.88%, 04/15/25 (Call 02/15/25)	636	713,853
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)(a)	330	346,391
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	1,798	2,005,219
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)(a)	920	966,929
UDR Inc., 4.00%, 10/01/25 (Call 07/01/25)	660	745,054
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	819	874,823
3.50%, 02/01/25 (Call 11/01/24)	725	796,065
VEREIT Operating Partnership LP, 4.63%, 11/01/25 (Call 09/01/25)(a)	973	1,122,200
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	878	926,738
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	2,428	2,735,093
Weyerhaeuser Co., 8.50%, 01/15/25(a)	65	83,279
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	180	199,503
		43,876,389

	Par
Security	(000)	Value

Retail — 3.3%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)(a)	$814	$918,412
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	1,158	1,263,968
3.63%, 04/15/25 (Call 03/15/25)(a)	881	979,831
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)(a)	1,372	1,572,408
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	2,448	2,754,220
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	2,326	2,604,213
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)(a)	1,196	1,299,968
9.50%, 05/15/25 (Call 04/15/25)	465	601,110
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	2,047	2,276,305
4.00%, 04/15/25 (Call 03/15/25)	1,110	1,252,391
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	213	219,933
3.30%, 07/01/25 (Call 06/15/25)	2,050	2,267,177
3.38%, 05/26/25 (Call 02/26/25)(a)	2,017	2,223,319
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	877	1,007,533
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	2,939	3,314,340
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)(a)	2,510	2,674,556
TJX Companies Inc. (The), 3.50%, 04/15/25 (Call 03/15/25)	2,328	2,585,360
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	3,379	3,798,807
		33,613,851
Semiconductors — 3.1%
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	659	715,074
3.90%, 12/15/25 (Call 09/15/25)	1,894	2,151,489
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	1,855	2,110,396
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	2,542	2,742,691
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)(a)	2,453	2,662,094
4.70%, 04/15/25 (Call 03/15/25)	4,974	5,671,355
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)	2,448	2,708,247
3.70%, 07/29/25 (Call 04/29/25)	4,733	5,317,384
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	1,082	1,206,408
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(b)	768	822,674
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	3,567	3,955,090
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	1,081	1,114,057
		31,176,959
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., Series WI, 3.84%,
05/01/25 (Call 04/01/25)	311	346,983

Software — 2.9%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	1,205	1,267,961
3.25%, 02/01/25 (Call 11/01/24)	2,451	2,690,977
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	943	1,071,965
Fidelity National Information Services Inc., 5.00%, 10/15/25 (Call 07/15/25)	95	111,790
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	2,400	2,685,072
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)(a)	815	824,006
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)(a)	2,520	2,722,003
3.13%, 11/03/25 (Call 08/03/25)	5,454	6,052,031
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)(a)	4,298	4,596,797

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
2.95%, 05/15/25 (Call 02/15/25)	$4,977	$5,409,800
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	1,352	1,536,805
		28,969,207
Telecommunications — 2.7%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	2,484	2,743,131
3.60%, 07/15/25 (Call 04/15/25)(a)	265	296,156
3.95%, 01/15/25 (Call 10/15/24)(a)	2,541	2,839,237
Cisco Systems Inc., 3.50%, 06/15/25	1,308	1,467,105
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(a)	1,090	1,099,320
Rogers Communications Inc., 3.63%, 12/15/25 (Call 09/15/25)(a)	1,773	1,992,958
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(b)	5,944	6,518,844
Verizon Communications Inc. 0.85%, 11/20/25 (Call 10/20/25)	847	845,975
3.38%, 02/15/25	4,791	5,271,202
Vodafone Group PLC, 4.13%, 05/30/25	3,340	3,792,270
		26,866,198
Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	701	763,809
3.65%, 09/01/25 (Call 06/01/25)(a)	1,155	1,299,352
7.00%, 12/15/25	190	246,115
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)(a)	1,346	1,451,338
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)(a)	1,437	1,599,984
FedEx Corp.
3.20%, 02/01/25	1,998	2,183,574
3.80%, 05/15/25 (Call 04/15/25)	1,403	1,575,387
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	927	1,035,181
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)	1,380	1,526,432
4.63%, 06/01/25 (Call 05/01/25)	585	674,072
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	879	957,820
3.25%, 08/15/25 (Call 05/15/25)	1,282	1,415,648

	Par/
	Shares
Security	(000)	Value

Transportation (continued)
3.75%, 07/15/25 (Call 05/15/25)(a)	$1,129	$1,271,333
United Parcel Service Inc., 3.90%, 04/01/25 (Call 03/01/25)	2,481	2,793,656
		18,793,701
Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)	290	314,694

Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	1,270	1,402,563

Total Corporate Bonds & Notes — 99.1%
(Cost: $951,915,530)		999,567,462

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	44,774	44,800,578
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,430	3,430,000
		48,230,578
Total Short-Term Investments — 4.8%
(Cost: $48,208,841)		48,230,578

Total Investments in Securities — 103.9%
(Cost: $1,000,124,371)		1,047,798,040

Other Assets, Less Liabilities — (3.9)%		(38,999,437)

Net Assets — 100.0%		$1,008,798,603

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,456,574	$10,347,047	(a)	$—		$(3,787)	$744	$44,800,578	44,774	$21,652	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,230,000	—		(800,000	)(a)	—	—	3,430,000	3,430	429		—
						$(3,787)	$744	$48,230,578		$22,081		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$999,567,462	$—	$999,567,462
Money Market Funds	48,230,578	—	—	48,230,578
	$48,230,578	$999,567,462	$—	$1,047,798,040